Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital and Operating Leases [Table Text Block]
A summary of future minimum lease payments under the Company's non-cancelable leases as of December 31, 2011 is as follows:

Year ending December 31:	Capital Leases	Operating Leases
2013	$21,599	$81,458
2014	10,799
Total minimum lease payments	32,398	$81,458
Less amount representing interest	(4,548)
Total principal lease payments	27,850
Less current maturities	(17,638)
Total long term obligations	$10,212